SIGNIFICANT COMMITMENTS, AGREEMENTS AND OTHERS	12 Months Ended
Dec. 31, 2025
SIGNIFICANT COMMITMENTS, AGREEMENTS AND OTHERS
SIGNIFICANT COMMITMENTS, AGREEMENTS AND OTHERS

33. SIGNIFICANT COMMITMENTS, AGREEMENTS, AND OTHERS

a.   Capital expenditures

As of December 31, 2025, capital expenditures committed under the contractual arrangements are Rp14,130 billion and US$25 million.

The above balance includes the following significant agreements:

Contracting parties	Period of agreement	Significant part of the agreement
Telkomsel and PT Phincon	September 12, 2019 - September 11, 2027	Development and Rollout Agreement ("DRA") and Technical Support Agreement ("TSA") Customer Relationship Management ("CRM") Solution System Integrator
Telkomsel, PT Ericsson Indonesia, PT Huawei Tech Investment, and PT ZTE Indonesia	February 1, 2021 - January 31, 2027	Procurement Agreement for Radio Ultimate Solution ("ROA") and TSA
Telkomsel and PT Ericsson Indonesia	February 13, 2022 - February 12, 2028	Procurement Agreement for CS Core Solution ROA
Telkomsel and PT Ericsson Indonesia	February 13, 2022 - August 31, 2027	Procurement Agreement for CS Core Solution TSA
Telkomsel and PT Lintas Teknologi Indonesia	February 13, 2022 - February 12, 2028	Procurement Agreement for CS Core Solution ROA
Telkomsel and PT Lintas Teknologi Indonesia	February 13, 2022 - August 31, 2027	Procurement Agreement for CS Core Solution TSA
Telkomsel and PT Huawei Tech Investment	March 24, 2022 - March 23, 2028	Procurement Agreement for PCRF
Telkomsel and PT Phincon	June 24, 2024 - June 23, 2029	Agreement for the Design, Development, and Launch of the By.U Platform Solution
Telkomsel, Amdocs Software Solutions Limited Liability Company, and PT Application Solutions	October 8, 2024 - October 7, 2029	Agreement Online Charging System (“OCS”) and Service Control Points (“SCP”) System Solution Development
Telkomsel and PT Application Solutions	October 8, 2024 - October 7, 2029	TSA for OCS and SCP
TDE and PT ZTE Indonesia	October 14, 2024 - October 14, 2027	Contract Agreement of General Contractor ("GC") for Delta Project Level-2 Fit Out Works
Telkomsel and PT Mahardika Teknotama Integrasi	November 14, 2024 - November 13, 2027	Procurement Agreement for Fixed Broadband Core ("FBB Core")
The Company and PT Packet Systems Indonesia	December 18, 2024 - December 17, 2026	Agreement Procurement and Installation for OTN Metro ("OTM") Future State Architecture ("FSA") - Platform Huawei
TDI and KSO-PP Adhi	January 3, 2025 - February 26, 2026	Procurement for General Contractor for Data Center Construction
Telkomsel and PT Ericsson Indonesia	January 23, 2025 - January 22, 2028	Procurement Agreement of Next Generation of Gateway GPRS Support Node ("GGSN") (Virtualized EPC)
TDE and PT Huawei Tech Investment	March 24, 2025 - March 23, 2028	Contract Agreement of General Contractor ("GC") for Delta Project Level-3 and Level-4 Fit Out Works
Telkomsel and PT Lintas Teknologi Indonesia	April 8, 2025 - April 7, 2028	Procurement Agreement of Next Generation of Gateway GPRS Support Node ("GGSN") (Virtualized EPC)
Telkomsel and PT Cahaya Mutiara Mandiri	May 26, 2025 - May 25, 2028	Procurement Agreement of Next Generation of Gateway GPRS Support Node ("GGSN") (Virtualized EPC)
Telkomsat and PT Starlink Services Indonesia	December 22, 2025 - December 31, 2026	Agreement for the Resale of Starlink Services and Equipment
The Company and PT Lintas Teknologi Indonesia	December 24, 2025 - June 23, 2027	Procurement and Installation Agreement of the South Papua Submarine Cable Communication System

b.   Borrowings and other credit facilities

(i)   As of December 31, 2025, the Company has bank guarantee facilities for tender bonds, performance bonds, maintenance bonds, deposit guarantee, and advance payment bonds for various projects of the Company, as follows:

Lenders	Total facility	Maturity	Currency	Facility utilized
BRI	500	March 14, 2026	Rp	5
BNI	500	March 31, 2026	Rp	73
Bank Mandiri	500	June 21, 2026	Rp	136
Total	1,500			214

The Company has sufficient bank facilities to meet their current obligations (Note 34b.v).

(ii)   As of December 31, 2025, Telkomsel has bank guarantee facilities for various projects, as follows:

Lenders	Total facility	Maturity	Currency	Facility utilized
BRI	1,000	September 25, 2028	Rp	621
BNI	2,100	May 1, 2028	Rp	1,420
Total	3,100			2,041

Bank guarantee facility with BRI and BNI are mainly for performance bond and surety bond of radio frequency (Note 33c.i)

(iii) Telin has a bank guarantee facilities from Bank Mandiri and BRI with a  maximum credit limit of US$25 million and US$5 million or equal to Rp417 billion and Rp83 billion, respectively. As of December 31, 2025, there is no bank guarantee facility used.

c.   Others

(i)	Radio frequency usage

With reference to Law No. 36 of 1999, the use of radio frequency spectrum and the cost of using radio frequency are determined by the government. With reference to the Decision Letter No. 025/TEL.01.02/2022 Year 2022 dated January 28, 2022, of the MoCI which granted Telkomsel the rights to provide mobile telecommunication services with radio frequency bandwidth in the 800 MHz, 900 MHz, 1,800 MHz, 2.1 GHz, and 2.3 GHz; and basic telecommunication services.

With reference to Decision Letters No. 509 Year 2016, No. 1896 Year 2017, No. 806 Year 2019, No. 620 Year 2020, No. 178 Year 2021, No. 479 Year 2022, No. 90 Year 2023, and No. 188 Year 2023 of the MoCI, Telkomsel is required, among other things, to:

1.	Issue a surety bond each year amounting Rp1,028 billion for spectrum 2.3 GHz.
2.	Issue a surety bond each year amounting Rp360 billion for both spectrum 2.3 GHz Block A and C.
3.	Issue a surety bond amounting Rp617 billion for spectrum 2.1 GHz.
4.

Pay an annual right of usage (“BHP”) as set forth in the decision letters. The BHP is payable upon receipt of Surat Pemberitahuan Pembayaran (notification letter) from the DGPI. The BHP fee is payable annually up to the expiry period of the license.

The following are radio frequency band licenses owned by Telkomsel along with the BHP fees paid during current year:

1.	Radio frequency for band 800 MHz, 900 MHz, and 1,800 MHz

Based on Decree No. 620 Year 2020 of the MoCI, concerning the extension of the determination of radio frequency bands 800 MHz, 900 MHz, and 1,800 MHz, Telkomsel should pay annual radio frequency usage fees from 2020 to 2030.

2.	Radio frequency for band up to 2.1 GHz
License No.	Description
Decree No. 90 Year 2023 of the MoCI amd. Decree No. 76 Year 2023 of the MoCI	On February 27, 2023, Telkomsel was granted to utilize the annual radio frequency license for band 1,975 – 1,980 MHz paired with 2,165 – 2,170 MHz until March 18, 2033.
Decree No. 509 Year 2016 of the MoCI amd. Decree No. 76 Year 2023 of the MoCI	MoCD granted the extension of the radio frequency license for band 1,970 – 1,975 MHz paired with 2,160 – 2,165 MHz until March 28, 2026.
Decree No. 806 Year 2019 of the MoCI amd. Decree No. 76 Year 2023 of the MoCI	MoCD granted the extension of the radio frequency license for band 1,965 – 1,970 MHz paired with 2,155 – 2,160 MHz until September 30, 2029.
Decree No. 479 Year 2022 of the MoCI amd. Decree No. 76 Year 2023 of the MoCI

Telkomsel as the winner of auction and was granted to utilize the radio frequency license for band 1,960 – 1,965 MHz paired with 2,150 – 2,155 MHz effective from January 11, 2023 until January 10, 2033.

3.	Radio frequency for band up to 2.3 GHz
License No.	Description
Decree No. 1896 Year 2017 of the MoCI	Telkomsel was appointed to use the radio frequency license for band 2,300 – 2,330 Mhz until 2026.
Decree No. 178 Year 2021 of the MoCI	Telkomsel as the winner to utilize the radio frequency license for band 2,330 – 2,340 MHz paired with 2,340 – 2,350 MHz for Block A and Block C, respectively until 2030.
Decree No. 487 Year 2022 of the MoCI amd. Decree No. 92 Year 2023 of the MoCI	On November 18, 2022, Telkomsel received a right to use reallocated radio frequency license for band 2,340 – 2,355 MHz paired with 2,330 – 2,360 MHz until November 17, 2029.
Decree No. 188 Year 2023 of the MoCI	On April 18, 2023, Telkomsel was granted an approval to allocate part of the rights-of-use of 2.3 GHz radio frequency spectrum to PT Smart Telecom.

(ii)	Radio frequency spectrum cooperation agreement

The MoCD has given approval to Telkomsel for a cooperation on the use of radio frequency spectrum with KCIC through a letter No. B-171/M.KOMINFO/SP.01.01/03/2023 dated March 17, 2023, regarding the Cooperation Agreement on the Use of Radio Frequency Spectrum in the range of 891 – 895 MHz paired with 936 – 940 MHz, with a period up to December 14, 2030.

As result from this agreement, KCIC shall pay to the Company several compensations, which are annual utilization fees totaling Rp878 billion, network recovery fee of Rp1,250 billion, as well as incremental operational and maintenance costs.

(iii)	USO

On December 27, 2011, Telkomsel (on behalf of Konsorsium Telkomsel, a consortium which was established with Mitratel on December 9, 2011) was selected by Balai Penyedia dan Pengelola Pembiayaan Telekomunikasi dan Informatika (“BPPPTI”), now has been renamed as Badan Aksesibilitas Telekomunikasi dan Informasi (“BAKTI”) as a provider of the USO Program in the border areas with a total price of Rp261 billion.

In 2015, the Program was ceased. In January 2016, Telkomsel filed an arbitration claim to Badan Arbitrase Nasional Indonesia (“BANI”) for the settlement of the outstanding receivables of USO Programs.

On June 22, 2017, Telkomsel received a decision letter from BANI No. 792/1/ARB-BANI/2016 requesting BAKTI to pay compensation to Telkomsel amounting to Rp218 billion, and as of the date of the issuance of these consolidated financial statements Telkomsel has received the payment from BAKTI amounting to Rp91 billion (before tax) and no additional payment.

The MoCD issued Regulation No. 5 Year 2021 dated March 31, 2021, which replaced previous regulations regarding policies underlying the USO program. The regulation requires telecommunications operators in Indonesia to contribute 1.25% of gross revenues (with due consideration for bad debts and/or interconnection charges and/or connection charges and/or the exclusion of certain revenues that are not considered as part of gross revenues as a basis to calculate the USO charged) for USO development.

Based on Decree No. 827/KOMINFO/BAKTI.31/KS.1/10/2021 dated October 4, 2021, of BAKTI granted Telkomsel as operating cooperation partners (“KSO”) for eight packages KSO, which cover Nusa Tenggara, Kalimantan, Sulawesi, Maluku, West Papua, West Central Papua, North Central Papua, and South East Papua for period from 2021 until 2031.

(iv)	Contingency

Under IAS 37: Provisions, Contingent Liabilities And Contingent Assets, a provision should be recognized when there is a present obligation (legal or constructive) arising from a past event, an outflow of economic benefits to settle the obligation is probable (more likely than not), and the amount can be reliably estimated.

In October 2023, the Group received a document request from the U.S. Securities and Exchange Commission ("SEC") as it relates to Telkom Infra's involvement in a project with the Indonesian Information and Telecommunication Accessibility Agency of the Ministry of Communication and Informatics ("BAKTI Kominfo") regarding the provision of 4G Base Transceiver Station ("BTS") infrastructure. The SEC has since expanded its investigation to include accounting and disclosures issues relating to the Group's revenue recognition and financial reporting practices and internal control over financial reporting, as well as public reports regarding certain Indonesian legal proceedings involving the Group, certain subsidiaries and affiliates, and certain of the Group's clients and suppliers. Through the Group’s internal audit process and investigations, the Group have determined, or the Group suspect (for those projects and transactions which are still under investigation) that certain transactions lack economic substance. Beginning in May 2024, the Group also received additional requests for information from the U.S. Department of Justice ("DOJ") focused on compliance with the U.S. Foreign Corrupt Practices Act ("FCPA"). The Group retained outside counsel and a forensic accounting firm to assist with its internal investigation into the issues being investigated by the SEC and DOJ. The Internal Investigation is substantially complete while the SEC and DOJ’s investigations remain ongoing and the Group continues to cooperate with the U.S. authorities.

Based on the results of the Internal Investigation to date, the Group has identified that approximately 140 transactions, primarily those occurring prior to 2021 and particularly between 2016 and 2019 and relate primarily to the enterprise business segment, lacked economic substance and were not in compliance with applicable financial reporting standards as well as the Group’s policies and internal controls, resulting in an overstatement of certain financial information.

The Group does not believe that this overstatement constituted a misstatement that was quantitatively material to the Group’s consolidated financial statements for any period presented in the Group’s prior annual or interim financial statements.

The Group has encountered challenges compiling detailed historical information for a significant portion of the 140 transactions due to the age of the transactions, accounting system challenges, and challenges related to the retention and retrieval of historical accounting support that in some cases dates back nearly 10 years.  The Company has assumed that certain transactions lacked economic substance unless accounting and other supporting information was available to demonstrate otherwise.

By December 31, 2020, the vast majority of the trade receivables associated with these transactions had a full corresponding income statement provision and related allowance for expected credit losses, and therefore the net trade receivable for these transactions reflected on the Company’s Statement of Financial Positions from 2020 onward were de minimis. Accordingly, based on information to date, these historical transactions do not require any corrections to the Statements of Financial Position as of December 31, 2023, 2024, and 2025, or the Statements of Profit or Loss and Other Comprehensive Income for the years ended 2023, 2024, and 2025.

The Group determined that Rp1,945 billion, Rp1,762 billion, and Rp1,898 billion of gross trade receivables, and a corresponding Rp1,945 billion, Rp1,762 billion, and Rp1,898 billion allowance for expected credit losses related to historical transactions that had been reviewed or were scheduled for review as part of the internal investigation, were reclassified to other non-current assets in the consolidated statements of financial position as of December 31, 2023, 2024, and 2025 (Note 14). This reclassification was made to achieve a more appropriate presentation in accordance with the economic substance of the transactions. The Group assessed that these trade receivables did not have a reasonable chance of recovery and therefore no longer met the criteria for presentation as trade receivables. As the reclassified gross receivables and the related allowance for expected credit losses offset each other (net to zero), the reclassification had no impact on the net trade receivables or other non-current assets as of December 31, 2023, 2024, and 2025. Until the date of completion of these consolidated financial statements, these receivables were written off based on their carrying amounts as of December 31, 2024, as they lack economic substance, have no reasonable expectation of recovery and following the approval obtained in accordance to the applicable regulations; however, such write-off does not constitute a waiver of the Company’s collection rights.

The Company is a state-owned enterprise, and accordingly, its receivable write-off process is subject to specific governance and regulatory requirements applicable to state-owned enterprises. Under the applicable write-off policy, receivables exceeding certain thresholds and/or receivables of certain nature require approvals from relevant authorities and/or government bodies. As such, the completion and timing of the write-off process are not solely within Management’s control, as they depend on external review and approval processes involving various governmental stakeholders.

The Group has also cooperated with Indonesian government law enforcement authorities, and has in certain instances self-reported to them various matters involving alleged or potential violations of Indonesian laws and regulations by the Group, certain subsidiaries and affiliates, including anti-corruption, alleged fraud, embezzlement, and issues associated with trade receivables, some of which are related to the above-described matters investigated by the SEC and the DOJ. The Group has implemented various remedial actions, including strengthening policies, procedures, and internal controls, as well as enhancing its compliance function and corporate governance.

For the above mentioned investigation on the Group's accounting and disclosure issues relating to revenue recognition and financial reporting practices and internal control over financial reporting, based on the Group's assessment up to the date of the issuance of the consolidated financial statements, the Group currently does not believe that the above mentioned investigation will have a material adverse effect on consolidated financial statements as of December 31, 2024 and 2025, and for each of the three years in the period ended December 31, 2025.

As of the issuance date of the consolidated financial statements, the Group is not yet able to reliably estimate the potential loss or range of losses that may arise from the investigations by the SEC and DOJ, due to significant uncertainties regarding the final outcome, timing of resolution, and potential sanctions or other impacts.

In addition, there is a possibility that the final outcome of the ongoing investigations or the identification of additional information in the future could have a material impact on the Group’s financial position, results of operations, or cash flows.